Related Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 10, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Jun. 19, 2021	Feb. 23, 2021	Feb. 19, 2021	Jun. 18, 2020
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)							1,000,000
Loan payables to related parties				$ 500,000		$ 500,000
Accounts receivables		$ 600,000		$ 700,000	$ 500,000	700,000
Expenses related to arrangements		$ 200,000	$ 200,000
B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)								4,312,500
Sale of stock, price per share (in Dollars per share)		$ 11.5			$ 11.5
Percentage of public offering (in Dollars per share)		$ 3.5
Office space for per month									$ 3,750	$ 3,750
Administrative fees payable		$ 52,400			$ 41,150
Borrowing amount		300,000			300,000
Note payable balance									40,000
Loan payables to related parties	$ 10,000,000
Final term loan	$ 10,000,000
Accrues interest percentage	7.00%
Principal amount outstanding	$ 10
Advances of operating expenses		647,500			191,250	998
Advances of working capital		445,000
Advance of administrative fees		11,250			$ 41,150
Working capital loans		$ 1,500,000
Units at a price per unit (in Dollars per share)		$ 10			$ 10
Percentage of public offering					3.50%
Offering costs expense									$ 43,495
B. Riley Principal 150 Merger Corp.[Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Percentage of outstanding shares				20.00%	20.00%
Over-Allotment Option [Member] | B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions (Details) [Line Items]
Underwriter's amount		$ 6,037,500			$ 6,037,500
Common Class B [Member] | B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions (Details) [Line Items]
Issuance of shares (in Shares)											4,312,500
Common Class A [Member] | Founder Shares [Member] | B. Riley Principal 150 Merger Corp.[Member]
Related Party Transactions (Details) [Line Items]
Sale of stock, price per share (in Dollars per share)								$ 12			$ 12
FaZe's founders [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivables		$ 100,000			100,000
Co-founders [Member]
Related Party Transactions (Details) [Line Items]
Expenses related to arrangements					$ 700,000	$ 900,000